Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member]	Other Reserves Fair Value Reserves [member]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member] [1]	Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2016	£ 15,453	£ 7,060	£ 1,545	£ 48		£ 471	£ 5	£ 5,925	£ 15,054	£ 399
Profit after tax	740							711	711	29
Other comprehensive income, net of tax:
- Available-for-sale securities	19			19					19
- Cash flow hedges	(124)					(124)			(124)
- Pension remeasurement	59							58	58	1
- Own credit adjustment	(17)							(17)	(17)
Total comprehensive income	677			19		(124)		752	647	30
Issue of AT1 Capital Securities	496		496						496
Dividends on ordinary shares	(323)							(323)	(323)
Dividends on other equity instruments	(63)							(63)	(63)
Dividends on non-controlling interests	(18)									(18)
Tax on non-controlling interests and other equity instruments	26							26	26
Ending balance at Jun. 30, 2017	16,248	7,060	2,041	67		347	5	6,317	15,837	411
Beginning balance at Dec. 31, 2017	16,202	7,060	2,041	68		228	5	6,399	15,801	401
Adjustment for the adoption of IFRS 9 (see Note 1)	(192)			(68)	£ 63			(187)	(192)
Ending balance at Jan. 01, 2018	16,010	7,060	2,041		63	228	5	6,212	15,609	401
Beginning balance at Dec. 31, 2017	16,202	7,060	2,041	£ 68		228	5	6,399	15,801	401
Profit after tax	647							618	618	29
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(21)				(21)				(21)
- Cash flow hedges	(85)					(85)			(85)
- Pension remeasurement	397							396	396	1
- Own credit adjustment	(23)							(23)	(23)
Total comprehensive income	915				(21)	(85)		991	885	30
Other	(45)							(45)	(45)
Dividends on ordinary shares	(250)							(250)	(250)
Dividends on other equity instruments	(73)							(73)	(73)
Dividends on non-controlling interests	(18)									(18)
Tax on non-controlling interests and other equity instruments	24							24	24
Ending balance at Jun. 30, 2018	£ 16,563	£ 7,060	£ 2,041		£ 42	£ 143	£ 5	£ 6,859	£ 16,150	£ 413

[1]	(1) Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1 to the Consolidated Financial Statements in the 2017 Annual Report.